NET SALES (Tables)	12 Months Ended
Dec. 31, 2022
Net Sales
Schedule of net sales

	12.31.22	12.31.21	12.31.20
Gross sales
Brazil	33,325,565	30,700,510	26,017,981
International	25,253,452	22,959,318	18,514,099
Other segments	3,305,974	2,319,991	1,378,344
	61,884,991	55,979,819	45,910,424

Sales deductions
Brazil	(6,327,777)	(5,891,621)	(5,032,862)
International	(1,150,317)	(1,444,614)	(1,273,905)
Other segments	(601,869)	(300,279)	(133,957)
	(8,079,963)	(7,636,514)	(6,440,724)

Net sales
Brazil	26,997,788	24,808,889	20,985,119
International	24,103,135	21,514,704	17,240,194
Other segments	2,704,105	2,019,712	1,244,387
	53,805,028	48,343,305	39,469,700